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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2006
                                                             FILE NOS.: 33-18983
                                                                        811-5415

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                      /X/
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                       POST-EFFECTIVE AMENDMENT NO. 25                       /X/
                                    AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                                 /X/
                               AMENDMENT NO. 27                              /X/

                               ----------------

                         MORGAN STANLEY UTILITIES FUND
                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                             AMY R. DOBERMAN, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                   COPY TO:
       CARL FRISCHLING, ESQ.                          STUART M. STRAUSS, ESQ.
KRAMER LEVIN NAFTALIS & FRANKEL LLP                   CLIFFORD CHANCE US LLP
    1177 AVENUE OF THE AMERICAS                          31 WEST 52ND ST
     NEW YORK, NEW YORK 10036                        NEW YORK, NEW YORK 10019

                               ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective. IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
     / /  Immediately upon filing pursuant to paragraph (b)
     /X/  On July 7, 2006 pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  On (date) pursuant to paragraph (a)(1)
     / /  75 days after filing pursuant to paragraph (a)(2)
     / /  On (date) pursuant to paragraph (a)(2) of Rule 485.

          AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

     / /  If appropriate, check the following box:
     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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    The sole purpose of this filing is to delay the effectiveness of the Morgan
Stanley Utilities Fund's Post-Effective Amendment No. 24 to its Registration Statement until July 7, 2006. Parts A, B and C of Registrant's Post-Effective Amendment No. 24 under the Securities Act of 1933 and No. 26 under the Investment Company Act of 1940, filed on May 3, 2006, are incorporated by reference herein.

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                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of June, 2006.

                                               MORGAN STANLEY UTILITIES FUND

                                               By:   /S/ RONALD E. ROBISON
                                               -----------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

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
Signatures                                        Title                           Date

(1) Principal Executive Officer           President and Principal
                                          Executive Officer

By: /s/ RONALD E. ROBISON
   ----------------------
   Ronald E. Robison                                                          June 30, 2006

(2) Principal Financial Officer           Chief Financial Officer

By: /s/ FRANCIS J. SMITH
   ----------------------
   Francis J. Smith                                                           June 30, 2006

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins

By: /s/ MARY E. MULLIN
   ----------------------
   Mary E. Mullin
   Attorney-in-Fact
                                                                              June 30, 2006

   Michael Bozic        Joseph J. Kearns
   Edwin J. Garn        Michael E. Nugent
   Wayne E. Hedien      Fergus Reid
   Manuel H. Johnson

By: /s/ JULES BUCHWALD
   ----------------------
   Jules Buchwald                                                             June 30, 2006
   Attorney-in-Fact
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